GREENBERG TRAURIG, LLP
Michael W. Hein
Tel. (602) 445-8330
Fax. (602) 445-8725
heinm@gtlaw.com
April 30, 2007
VIA ELECTRONIC SUBMISSION
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Filing Desk
Re: Lumenis Ltd.
Filing of Registration Statement on Form 20-F
CIK No. 0001004945
Dear Sir or Madam:
On behalf of our client, Lumenis Ltd., an Israeli company (the “Company”), we transmit herewith for filing under the Securities Exchange Act of 1934, as amended, and Rule 101 of Regulation S-T a copy of the Company’s registration statement on Form 20-F and the exhibits thereto. The Company is filing this registration statement to register its ordinary shares under Section 12(g) of the Exchange Act.
Please call me at (602) 445-8330 with any questions you may have regarding the registration statement.
Sincerely,
/s/ Michael Hein
Michael Hein
Enclosures
cc: Daphna Kedmi, Esq. - Lumenis Ltd.
Gary Epstein, Esq. - Greenberg Traurig, LLP